Non-Life – Claims Net of Reinsurance Ceded (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$)
Non-Life - Claims Net of Reinsurance Ceded [Member] | Year claims were notified - Until 2010 [Member] | Ten years after notification [Member]
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	R$ 2,706,914
Non-Life - Claims Net of Reinsurance Ceded [Member] | Year claims were notified - 2012 [Member]
IfrsStatementLineItems [Line Items]
Outstanding Claims	16,464
Non-Life - Claims Net of Reinsurance Ceded [Member] | Year claims were notified - 2012 [Member] | Eight years after notification [Member]
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,990,314
Non-Life - Claims Net of Reinsurance Ceded [Member] | Year claims were notified - 2013 [Member]
IfrsStatementLineItems [Line Items]
Outstanding Claims	13,683
Non-Life - Claims Net of Reinsurance Ceded [Member] | Year claims were notified - 2013 [Member] | Seven years after notification [Member]
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,897,755
Non-Life - Claims Net of Reinsurance Ceded [Member] | Year claims were notified - 2014 [Member]
IfrsStatementLineItems [Line Items]
Outstanding Claims	29,828
Non-Life - Claims Net of Reinsurance Ceded [Member] | Year claims were notified - 2014 [Member] | Six years after notification [Member]
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,564,844
Non-Life - Claims Net of Reinsurance Ceded [Member] | Year claims were notified - 2016 [Member]
IfrsStatementLineItems [Line Items]
Outstanding Claims	153,651
Non-Life - Claims Net of Reinsurance Ceded [Member] | Year claims were notified - 2016 [Member] | Four years after notification [Member]
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,823,085
Non-Life - Claims Net of Reinsurance Ceded [Member] | Year claims were notified - 2017 [Member]
IfrsStatementLineItems [Line Items]
Outstanding Claims	34,670
Non-Life - Claims Net of Reinsurance Ceded [Member] | Year claims were notified - 2017 [Member] | Three years after notification [Member]
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,702,598
Non-Life - Claims Net of Reinsurance Ceded [Member] | Year claims were notified - 2018 [Member]
IfrsStatementLineItems [Line Items]
Outstanding Claims	51,513
Non-Life - Claims Net of Reinsurance Ceded [Member] | Year claims were notified - 2018 [Member] | Two years after notification [Member]
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,416,127
Non-Life - Claims Net of Reinsurance Ceded [Member] | Year claims were notified - 2019 [Member]
IfrsStatementLineItems [Line Items]
Outstanding Claims	83,399
Non-Life - Claims Net of Reinsurance Ceded [Member] | Year claims were notified - 2019 [Member] | One year after notification [Member]
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,861,552
Non-Life - Claims Net of Reinsurance Ceded [Member] | Year claims were notified - 2020 [Member]
IfrsStatementLineItems [Line Items]
Outstanding Claims	107,697
Non-Life - Claims Net of Reinsurance Ceded [Member] | Year claims were notified - 2020 [Member] | In the year after notification [Member]
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,417,343
Non-Life - Claims Net of Reinsurance Ceded [Member] | Claims Gross Reinsurance Year Claims Were Notified 2021 [Member]
IfrsStatementLineItems [Line Items]
Outstanding Claims	905,275
Non-Life - Claims Net of Reinsurance Ceded [Member] | Claims Gross Reinsurance Year Claims Were Notified 2021 [Member] | In the year after notification [Member]
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,938,968
Non-Life - Claims Net of Reinsurance Ceded [Member] | Year claims were notified - Total [Member]
IfrsStatementLineItems [Line Items]
Estimate of claims on the reporting date (2020)	36,253,639
Payments of claims	(34,907,347)
Outstanding Claims	1,346,292
Non-Life - Claims Net of Reinsurance Ceded [Member] | Claims Gross Reinsurance Year Claims Were Notified Until 2011 [Member]
IfrsStatementLineItems [Line Items]
Payments of claims	(2,680,081)
Non-Life - Claims Net of Reinsurance Ceded [Member] | Claims Gross Reinsurance Year Claims Were Notified Until 2012 [Member]
IfrsStatementLineItems [Line Items]
Payments of claims	(2,973,850)
Non-Life - Claims Net of Reinsurance Ceded [Member] | Claims Gross Reinsurance Year Claims Were Notified Until 2013 [Member]
IfrsStatementLineItems [Line Items]
Payments of claims	(2,884,072)
Non-Life - Claims Net of Reinsurance Ceded [Member] | Claims Gross Reinsurance Year Claims Were Notified Until 2014 [Member]
IfrsStatementLineItems [Line Items]
Payments of claims	(3,535,016)
Non-Life - Claims Net of Reinsurance Ceded [Member] | Claims Gross Reinsurance Year Claims Were Notified Until 2015 [Member]
IfrsStatementLineItems [Line Items]
Payments of claims	(3,897,490)
Non-Life - Claims Net of Reinsurance Ceded [Member] | Claims Gross Reinsurance Year Claims Were Notified Until 2016 [Member]
IfrsStatementLineItems [Line Items]
Payments of claims	(3,782,804)
Non-Life - Claims Net of Reinsurance Ceded [Member] | Claims Gross Reinsurance Year Claims Were Notified Until 2017 [Member]
IfrsStatementLineItems [Line Items]
Payments of claims	(3,667,928)
Non-Life - Claims Net of Reinsurance Ceded [Member] | Claims Gross Reinsurance Year Claims Were Notified Until 2018 [Member]
IfrsStatementLineItems [Line Items]
Payments of claims	(3,364,614)
Non-Life - Claims Net of Reinsurance Ceded [Member] | Claims Gross Reinsurance Year Claims Were Notified Until 2019 [Member]
IfrsStatementLineItems [Line Items]
Payments of claims	(2,778,153)
Non-Life - Claims Net of Reinsurance Ceded [Member] | Claims Gross Reinsurance Year Claims Were Notified Until 2020 [Member]
IfrsStatementLineItems [Line Items]
Payments of claims	(2,309,646)
Non-Life - Claims Net of Reinsurance Ceded [Member] | Claims Gross Reinsurance Year Claims Were Notified Until 2021 [Member]
IfrsStatementLineItems [Line Items]
Payments of claims	(3,033,693)
Non-Life - Claims Net of Reinsurance Ceded [Member] | Year claims were notified - 2011 [Member]
IfrsStatementLineItems [Line Items]
Outstanding Claims	26,833
Non-Life - Claims Net of Reinsurance Ceded [Member] | Year claims were notified - 2015 [Member]
IfrsStatementLineItems [Line Items]
Outstanding Claims	36,649
Non-Life - Claims Net of Reinsurance Ceded [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2011Member | NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,653,641
Non-Life - Claims Net of Reinsurance Ceded [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2011Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsOneYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,617,957
Non-Life - Claims Net of Reinsurance Ceded [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2011Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsTwoYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,609,034
Non-Life - Claims Net of Reinsurance Ceded [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2011Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsThreeYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,629,288
Non-Life - Claims Net of Reinsurance Ceded [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2011Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFourYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,639,629
Non-Life - Claims Net of Reinsurance Ceded [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2011Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFiveYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,670,472
Non-Life - Claims Net of Reinsurance Ceded [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2011Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsSixYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,673,132
Non-Life - Claims Net of Reinsurance Ceded [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2011Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsSevenYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,686,379
Non-Life - Claims Net of Reinsurance Ceded [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2011Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsEightYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,688,317
Non-Life - Claims Net of Reinsurance Ceded [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2011Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsNineYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,683,677
Non-Life - Claims Net of Reinsurance Ceded [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2011Member | Life Insurance Claims Net Reinsurance Amount Estimated For The Claims Ten Years After Notification [Member]
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,706,914
Non-Life - Claims Net of Reinsurance Ceded [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member | NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,022,457
Non-Life - Claims Net of Reinsurance Ceded [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsOneYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,908,173
Non-Life - Claims Net of Reinsurance Ceded [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsTwoYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,915,173
Non-Life - Claims Net of Reinsurance Ceded [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsThreeYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,927,529
Non-Life - Claims Net of Reinsurance Ceded [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFourYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,957,403
Non-Life - Claims Net of Reinsurance Ceded [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFiveYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,963,901
Non-Life - Claims Net of Reinsurance Ceded [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsSixYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,978,029
Non-Life - Claims Net of Reinsurance Ceded [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsSevenYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,983,500
Non-Life - Claims Net of Reinsurance Ceded [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsEightYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,981,996
Non-Life - Claims Net of Reinsurance Ceded [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsNineYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,990,314
Non-Life - Claims Net of Reinsurance Ceded [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2013Member | NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,021,084
Non-Life - Claims Net of Reinsurance Ceded [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2013Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsOneYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,849,909
Non-Life - Claims Net of Reinsurance Ceded [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2013Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsTwoYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,832,016
Non-Life - Claims Net of Reinsurance Ceded [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2013Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsThreeYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,874,862
Non-Life - Claims Net of Reinsurance Ceded [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2013Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFourYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,868,888
Non-Life - Claims Net of Reinsurance Ceded [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2013Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFiveYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,884,539
Non-Life - Claims Net of Reinsurance Ceded [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2013Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsSixYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,893,423
Non-Life - Claims Net of Reinsurance Ceded [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2013Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsSevenYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,894,891
Non-Life - Claims Net of Reinsurance Ceded [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2013Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsEightYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,897,755
Non-Life - Claims Net of Reinsurance Ceded [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2014Member | NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,738,619
Non-Life - Claims Net of Reinsurance Ceded [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2014Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsOneYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,516,057
Non-Life - Claims Net of Reinsurance Ceded [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2014Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsTwoYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,534,208
Non-Life - Claims Net of Reinsurance Ceded [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2014Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsThreeYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,525,610
Non-Life - Claims Net of Reinsurance Ceded [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2014Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFourYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,539,001
Non-Life - Claims Net of Reinsurance Ceded [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2014Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFiveYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,550,642
Non-Life - Claims Net of Reinsurance Ceded [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2014Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsSixYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,554,010
Non-Life - Claims Net of Reinsurance Ceded [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2014Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsSevenYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,564,844
Non-Life - Claims Net of Reinsurance Ceded [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2015Member | NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	4,044,061
Non-Life - Claims Net of Reinsurance Ceded [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2015Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsOneYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,929,714
Non-Life - Claims Net of Reinsurance Ceded [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2015Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsTwoYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,898,947
Non-Life - Claims Net of Reinsurance Ceded [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2015Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsThreeYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,920,278
Non-Life - Claims Net of Reinsurance Ceded [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2015Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFourYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,932,723
Non-Life - Claims Net of Reinsurance Ceded [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2015Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFiveYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,925,687
Non-Life - Claims Net of Reinsurance Ceded [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2015Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsSixYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,934,139
Non-Life - Claims Net of Reinsurance Ceded [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2016Member | NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,960,519
Non-Life - Claims Net of Reinsurance Ceded [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2016Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsOneYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,796,535
Non-Life - Claims Net of Reinsurance Ceded [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2016Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsTwoYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,803,980
Non-Life - Claims Net of Reinsurance Ceded [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2016Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsThreeYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,813,890
Non-Life - Claims Net of Reinsurance Ceded [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2016Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFourYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,808,429
Non-Life - Claims Net of Reinsurance Ceded [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2016Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFiveYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,823,085
Non-Life - Claims Net of Reinsurance Ceded [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2017Member | NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,710,845
Non-Life - Claims Net of Reinsurance Ceded [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2017Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsOneYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,702,199
Non-Life - Claims Net of Reinsurance Ceded [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2017Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsTwoYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,715,400
Non-Life - Claims Net of Reinsurance Ceded [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2017Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsThreeYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,695,185
Non-Life - Claims Net of Reinsurance Ceded [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2017Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFourYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,702,598
Non-Life - Claims Net of Reinsurance Ceded [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2018Member | NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,410,760
Non-Life - Claims Net of Reinsurance Ceded [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2018Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsOneYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,386,329
Non-Life - Claims Net of Reinsurance Ceded [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2018Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsTwoYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,389,058
Non-Life - Claims Net of Reinsurance Ceded [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2018Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsThreeYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,416,127
Non-Life - Claims Net of Reinsurance Ceded [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2019Member | NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,281,789
Non-Life - Claims Net of Reinsurance Ceded [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2019Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsOneYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,831,845
Non-Life - Claims Net of Reinsurance Ceded [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2019Member | Life Insurance Claims Net Reinsurance Amount Estimated For The Claims Two Year After Notification [Member]
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,861,552
Non-Life - Claims Net of Reinsurance Ceded [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2020Member | NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,345,716
Non-Life - Claims Net of Reinsurance Ceded [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2020Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsOneYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,417,343
Non-Life - Claims Net of Reinsurance Ceded [Member] | Life Insurance Claims Net Reinsurance Year Claims Were Notified 2021 [Member] | NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,938,968
Non-life - Gross Claims [Member] | Year claims were notified - Until 2010 [Member] | Ten years after notification [Member]
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,871,659
Non-life - Gross Claims [Member] | Year claims were notified - 2012 [Member]
IfrsStatementLineItems [Line Items]
Outstanding Claims	16,840
Non-life - Gross Claims [Member] | Year claims were notified - 2012 [Member] | Eight years after notification [Member]
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,145,858
Non-life - Gross Claims [Member] | Year claims were notified - 2013 [Member]
IfrsStatementLineItems [Line Items]
Outstanding Claims	13,727
Non-life - Gross Claims [Member] | Year claims were notified - 2013 [Member] | Seven years after notification [Member]
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,067,073
Non-life - Gross Claims [Member] | Year claims were notified - 2014 [Member]
IfrsStatementLineItems [Line Items]
Outstanding Claims	29,896
Non-life - Gross Claims [Member] | Year claims were notified - 2014 [Member] | Six years after notification [Member]
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,701,722
Non-life - Gross Claims [Member] | Non-Life - Claims Net of Reinsurance Ceded [Member] | Five years after notification [Member]
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,934,139
Non-life - Gross Claims [Member] | Year claims were notified - 2016 [Member]
IfrsStatementLineItems [Line Items]
Outstanding Claims	41,075
Non-life - Gross Claims [Member] | Year claims were notified - 2016 [Member] | Four years after notification [Member]
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,939,208
Non-life - Gross Claims [Member] | Year claims were notified - 2017 [Member]
IfrsStatementLineItems [Line Items]
Outstanding Claims	34,778
Non-life - Gross Claims [Member] | Year claims were notified - 2017 [Member] | Three years after notification [Member]
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,740,923
Non-life - Gross Claims [Member] | Year claims were notified - 2018 [Member]
IfrsStatementLineItems [Line Items]
Outstanding Claims	52,206
Non-life - Gross Claims [Member] | Year claims were notified - 2018 [Member] | Two years after notification [Member]
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,446,175
Non-life - Gross Claims [Member] | Year claims were notified - 2019 [Member]
IfrsStatementLineItems [Line Items]
Outstanding Claims	83,725
Non-life - Gross Claims [Member] | Year claims were notified - 2019 [Member] | One year after notification [Member]
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,371,706
Non-life - Gross Claims [Member] | Year claims were notified - 2020 [Member]
IfrsStatementLineItems [Line Items]
Outstanding Claims	108,109
Non-life - Gross Claims [Member] | Year claims were notified - 2020 [Member] | In the year after notification [Member]
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,154,485
Non-life - Gross Claims [Member] | Claims Gross Reinsurance Year Claims Were Notified 2021 [Member]
IfrsStatementLineItems [Line Items]
Outstanding Claims	907,913
Non-life - Gross Claims [Member] | Claims Gross Reinsurance Year Claims Were Notified 2021 [Member] | In the year after notification [Member]
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,948,386
Non-life - Gross Claims [Member] | Year claims were notified - Total [Member]
IfrsStatementLineItems [Line Items]
Estimate of claims on the reporting date (2020)	38,671,582
Payments of claims	(37,319,325)
Outstanding Claims	1,352,257
Non-life - Gross Claims [Member] | Claims Gross Reinsurance Year Claims Were Notified Until 2011 [Member]
IfrsStatementLineItems [Line Items]
Payments of claims	(2,844,810)
Non-life - Gross Claims [Member] | Claims Gross Reinsurance Year Claims Were Notified Until 2012 [Member]
IfrsStatementLineItems [Line Items]
Payments of claims	(3,129,018)
Non-life - Gross Claims [Member] | Claims Gross Reinsurance Year Claims Were Notified Until 2013 [Member]
IfrsStatementLineItems [Line Items]
Payments of claims	(3,053,346)
Non-life - Gross Claims [Member] | Claims Gross Reinsurance Year Claims Were Notified Until 2014 [Member]
IfrsStatementLineItems [Line Items]
Payments of claims	(3,671,826)
Non-life - Gross Claims [Member] | Claims Gross Reinsurance Year Claims Were Notified Until 2015 [Member]
IfrsStatementLineItems [Line Items]
Payments of claims	(4,247,248)
Non-life - Gross Claims [Member] | Claims Gross Reinsurance Year Claims Were Notified Until 2016 [Member]
IfrsStatementLineItems [Line Items]
Payments of claims	(3,898,133)
Non-life - Gross Claims [Member] | Claims Gross Reinsurance Year Claims Were Notified Until 2017 [Member]
IfrsStatementLineItems [Line Items]
Payments of claims	(3,706,145)
Non-life - Gross Claims [Member] | Claims Gross Reinsurance Year Claims Were Notified Until 2018 [Member]
IfrsStatementLineItems [Line Items]
Payments of claims	(3,393,969)
Non-life - Gross Claims [Member] | Claims Gross Reinsurance Year Claims Were Notified Until 2019 [Member]
IfrsStatementLineItems [Line Items]
Payments of claims	(3,287,981)
Non-life - Gross Claims [Member] | Claims Gross Reinsurance Year Claims Were Notified Until 2020 [Member]
IfrsStatementLineItems [Line Items]
Payments of claims	(3,046,376)
Non-life - Gross Claims [Member] | Claims Gross Reinsurance Year Claims Were Notified Until 2021 [Member]
IfrsStatementLineItems [Line Items]
Payments of claims	(3,040,473)
Non-life - Gross Claims [Member] | Year claims were notified - 2011 [Member]
IfrsStatementLineItems [Line Items]
Outstanding Claims	26,849
Non-life - Gross Claims [Member] | Year claims were notified - 2015 [Member]
IfrsStatementLineItems [Line Items]
Outstanding Claims	37,139
Non-life - Gross Claims [Member] | Year claims were notified - 2015 [Member] | Five years after notification [Member]
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	4,284,387
Non-life - Gross Claims [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2011Member | NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,859,480
Non-life - Gross Claims [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2011Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsOneYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,824,610
Non-life - Gross Claims [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2011Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsTwoYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,809,879
Non-life - Gross Claims [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2011Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsThreeYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,812,812
Non-life - Gross Claims [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2011Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFourYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,811,587
Non-life - Gross Claims [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2011Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFiveYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,840,368
Non-life - Gross Claims [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2011Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsSixYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,837,693
Non-life - Gross Claims [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2011Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsSevenYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,850,912
Non-life - Gross Claims [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2011Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsEightYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,852,787
Non-life - Gross Claims [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2011Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsNineYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,848,411
Non-life - Gross Claims [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2011Member | Life Insurance Claims Net Reinsurance Amount Estimated For The Claims Ten Years After Notification [Member]
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,871,659
Non-life - Gross Claims [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member | NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,348,274
Non-life - Gross Claims [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsOneYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,240,688
Non-life - Gross Claims [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsTwoYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,233,150
Non-life - Gross Claims [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsThreeYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,256,062
Non-life - Gross Claims [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFourYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,292,376
Non-life - Gross Claims [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFiveYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,113,580
Non-life - Gross Claims [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsSixYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,128,386
Non-life - Gross Claims [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsSevenYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,133,871
Non-life - Gross Claims [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsEightYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,137,466
Non-life - Gross Claims [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsNineYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,145,858
Non-life - Gross Claims [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2013Member | NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,224,788
Non-life - Gross Claims [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2013Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsOneYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,041,662
Non-life - Gross Claims [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2013Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsTwoYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,009,371
Non-life - Gross Claims [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2013Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsThreeYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,044,232
Non-life - Gross Claims [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2013Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFourYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,034,096
Non-life - Gross Claims [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2013Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFiveYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,049,171
Non-life - Gross Claims [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2013Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsSixYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,058,018
Non-life - Gross Claims [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2013Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsSevenYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,064,089
Non-life - Gross Claims [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2013Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsEightYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,067,073
Non-life - Gross Claims [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2014Member | NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,914,716
Non-life - Gross Claims [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2014Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsOneYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,652,423
Non-life - Gross Claims [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2014Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsTwoYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,666,041
Non-life - Gross Claims [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2014Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsThreeYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,654,223
Non-life - Gross Claims [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2014Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFourYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,669,148
Non-life - Gross Claims [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2014Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFiveYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,679,488
Non-life - Gross Claims [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2014Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsSixYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,690,793
Non-life - Gross Claims [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2014Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsSevenYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,701,722
Non-life - Gross Claims [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2015Member | NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	4,398,468
Non-life - Gross Claims [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2015Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsOneYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	4,252,020
Non-life - Gross Claims [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2015Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsTwoYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	4,230,440
Non-life - Gross Claims [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2015Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsThreeYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	4,259,240
Non-life - Gross Claims [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2015Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFourYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	4,275,645
Non-life - Gross Claims [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2015Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFiveYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	4,275,871
Non-life - Gross Claims [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2015Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsSixYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	4,284,387
Non-life - Gross Claims [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2016Member | NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	4,109,825
Non-life - Gross Claims [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2016Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsOneYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,912,436
Non-life - Gross Claims [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2016Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsTwoYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,923,389
Non-life - Gross Claims [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2016Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsThreeYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,932,335
Non-life - Gross Claims [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2016Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFourYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,923,772
Non-life - Gross Claims [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2016Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFiveYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,939,208
Non-life - Gross Claims [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2017Member | NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,749,457
Non-life - Gross Claims [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2017Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsOneYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,740,543
Non-life - Gross Claims [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2017Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsTwoYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,754,077
Non-life - Gross Claims [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2017Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsThreeYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,733,681
Non-life - Gross Claims [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2017Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFourYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,740,923
Non-life - Gross Claims [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2018Member | NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,448,593
Non-life - Gross Claims [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2018Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsOneYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,422,386
Non-life - Gross Claims [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2018Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsTwoYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,418,592
Non-life - Gross Claims [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2018Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsThreeYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,446,175
Non-life - Gross Claims [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2019Member | NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,300,264
Non-life - Gross Claims [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2019Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsOneYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,341,699
Non-life - Gross Claims [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2019Member | Life Insurance Claims Net Reinsurance Amount Estimated For The Claims Two Year After Notification [Member]
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,371,706
Non-life - Gross Claims [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2020Member | NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,082,054
Non-life - Gross Claims [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2020Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsOneYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,154,485
Non-life - Gross Claims [Member] | Life Insurance Claims Net Reinsurance Year Claims Were Notified 2021 [Member] | NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,948,386
Non Life Claims Net Of Reinsurance Ceded One [Member] | Year claims were notified - Until 2010 [Member] | Ten years after notification [Member]
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	4,056,336
Non Life Claims Net Of Reinsurance Ceded One [Member] | Year claims were notified - 2012 [Member]
IfrsStatementLineItems [Line Items]
Outstanding Claims	60,205
Non Life Claims Net Of Reinsurance Ceded One [Member] | Year claims were notified - 2012 [Member] | Eight years after notification [Member]
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	4,253,396
Non Life Claims Net Of Reinsurance Ceded One [Member] | Year claims were notified - 2013 [Member] | Seven years after notification [Member]
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	4,222,636
Non Life Claims Net Of Reinsurance Ceded One [Member] | Year claims were notified - 2014 [Member]
IfrsStatementLineItems [Line Items]
Outstanding Claims	99,939
Non Life Claims Net Of Reinsurance Ceded One [Member] | Year claims were notified - 2014 [Member] | Six years after notification [Member]
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	4,796,556
Non Life Claims Net Of Reinsurance Ceded One [Member] | Year claims were notified - 2016 [Member]
IfrsStatementLineItems [Line Items]
Outstanding Claims	40,281
Non Life Claims Net Of Reinsurance Ceded One [Member] | Year claims were notified - 2016 [Member] | Four years after notification [Member]
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	5,300,707
Non Life Claims Net Of Reinsurance Ceded One [Member] | Year claims were notified - 2017 [Member]
IfrsStatementLineItems [Line Items]
Outstanding Claims	192,618
Non Life Claims Net Of Reinsurance Ceded One [Member] | Year claims were notified - 2017 [Member] | Three years after notification [Member]
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	5,238,992
Non Life Claims Net Of Reinsurance Ceded One [Member] | Year claims were notified - 2018 [Member]
IfrsStatementLineItems [Line Items]
Outstanding Claims	223,033
Non Life Claims Net Of Reinsurance Ceded One [Member] | Year claims were notified - 2018 [Member] | Two years after notification [Member]
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	4,867,761
Non Life Claims Net Of Reinsurance Ceded One [Member] | Year claims were notified - 2019 [Member]
IfrsStatementLineItems [Line Items]
Outstanding Claims	304,914
Non Life Claims Net Of Reinsurance Ceded One [Member] | Year claims were notified - 2019 [Member] | One year after notification [Member]
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	4,381,626
Non Life Claims Net Of Reinsurance Ceded One [Member] | Year claims were notified - 2020 [Member]
IfrsStatementLineItems [Line Items]
Outstanding Claims	385,969
Non Life Claims Net Of Reinsurance Ceded One [Member] | Year claims were notified - 2020 [Member] | In the year after notification [Member]
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	4,191,160
Non Life Claims Net Of Reinsurance Ceded One [Member] | Claims Gross Reinsurance Year Claims Were Notified 2021 [Member]
IfrsStatementLineItems [Line Items]
Outstanding Claims	1,523,125
Non Life Claims Net Of Reinsurance Ceded One [Member] | Claims Gross Reinsurance Year Claims Were Notified 2021 [Member] | In the year after notification [Member]
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	6,576,186
Non Life Claims Net Of Reinsurance Ceded One [Member] | Year claims were notified - Total [Member]
IfrsStatementLineItems [Line Items]
Estimate of claims on the reporting date (2020)	53,127,929
Payments of claims	(49,792,889)
Outstanding Claims	3,335,040
Non Life Claims Net Of Reinsurance Ceded One [Member] | Claims Gross Reinsurance Year Claims Were Notified Until 2011 [Member]
IfrsStatementLineItems [Line Items]
Payments of claims	(3,865,451)
Non Life Claims Net Of Reinsurance Ceded One [Member] | Claims Gross Reinsurance Year Claims Were Notified Until 2012 [Member]
IfrsStatementLineItems [Line Items]
Payments of claims	(4,193,191)
Non Life Claims Net Of Reinsurance Ceded One [Member] | Claims Gross Reinsurance Year Claims Were Notified Until 2013 [Member]
IfrsStatementLineItems [Line Items]
Payments of claims	(4,149,687)
Non Life Claims Net Of Reinsurance Ceded One [Member] | Claims Gross Reinsurance Year Claims Were Notified Until 2014 [Member]
IfrsStatementLineItems [Line Items]
Payments of claims	(4,696,617)
Non Life Claims Net Of Reinsurance Ceded One [Member] | Claims Gross Reinsurance Year Claims Were Notified Until 2015 [Member]
IfrsStatementLineItems [Line Items]
Payments of claims	(5,114,821)
Non Life Claims Net Of Reinsurance Ceded One [Member] | Claims Gross Reinsurance Year Claims Were Notified Until 2016 [Member]
IfrsStatementLineItems [Line Items]
Payments of claims	(5,147,056)
Non Life Claims Net Of Reinsurance Ceded One [Member] | Claims Gross Reinsurance Year Claims Were Notified Until 2017 [Member]
IfrsStatementLineItems [Line Items]
Payments of claims	(5,046,374)
Non Life Claims Net Of Reinsurance Ceded One [Member] | Claims Gross Reinsurance Year Claims Were Notified Until 2018 [Member]
IfrsStatementLineItems [Line Items]
Payments of claims	(4,644,728)
Non Life Claims Net Of Reinsurance Ceded One [Member] | Claims Gross Reinsurance Year Claims Were Notified Until 2019 [Member]
IfrsStatementLineItems [Line Items]
Payments of claims	(4,076,712)
Non Life Claims Net Of Reinsurance Ceded One [Member] | Claims Gross Reinsurance Year Claims Were Notified Until 2020 [Member]
IfrsStatementLineItems [Line Items]
Payments of claims	(3,805,191)
Non Life Claims Net Of Reinsurance Ceded One [Member] | Claims Gross Reinsurance Year Claims Were Notified Until 2021 [Member]
IfrsStatementLineItems [Line Items]
Payments of claims	(5,053,061)
Non Life Claims Net Of Reinsurance Ceded One [Member] | Year claims were notified - 2011 [Member]
IfrsStatementLineItems [Line Items]
Outstanding Claims	190,885
Non Life Claims Net Of Reinsurance Ceded One [Member] | Year claims were notified - 2015 [Member]
IfrsStatementLineItems [Line Items]
Outstanding Claims	127,752
Non Life Claims Net Of Reinsurance Ceded One [Member] | Year claims were notified - 2015 [Member] | Five years after notification [Member]
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	5,242,573
Non Life Claims Net Of Reinsurance Ceded One [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2011Member | NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,844,686
Non Life Claims Net Of Reinsurance Ceded One [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2011Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsOneYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,806,221
Non Life Claims Net Of Reinsurance Ceded One [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2011Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsTwoYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,797,808
Non Life Claims Net Of Reinsurance Ceded One [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2011Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsThreeYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,826,913
Non Life Claims Net Of Reinsurance Ceded One [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2011Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFourYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,834,708
Non Life Claims Net Of Reinsurance Ceded One [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2011Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFiveYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,871,555
Non Life Claims Net Of Reinsurance Ceded One [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2011Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsSixYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,873,835
Non Life Claims Net Of Reinsurance Ceded One [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2011Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsSevenYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,896,069
Non Life Claims Net Of Reinsurance Ceded One [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2011Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsEightYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,886,942
Non Life Claims Net Of Reinsurance Ceded One [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2011Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsNineYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,889,088
Non Life Claims Net Of Reinsurance Ceded One [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2011Member | Life Insurance Claims Net Reinsurance Amount Estimated For The Claims Ten Years After Notification [Member]
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	4,056,336
Non Life Claims Net Of Reinsurance Ceded One [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member | NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	4,257,561
Non Life Claims Net Of Reinsurance Ceded One [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsOneYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	4,134,444
Non Life Claims Net Of Reinsurance Ceded One [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsTwoYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	4,151,462
Non Life Claims Net Of Reinsurance Ceded One [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsThreeYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	4,163,604
Non Life Claims Net Of Reinsurance Ceded One [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFourYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	4,191,766
Non Life Claims Net Of Reinsurance Ceded One [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFiveYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	4,197,799
Non Life Claims Net Of Reinsurance Ceded One [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsSixYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	4,218,005
Non Life Claims Net Of Reinsurance Ceded One [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsSevenYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	4,224,281
Non Life Claims Net Of Reinsurance Ceded One [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsEightYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	4,230,263
Non Life Claims Net Of Reinsurance Ceded One [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsNineYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	4,253,396
Non Life Claims Net Of Reinsurance Ceded One [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2013Member | NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	4,326,906
Non Life Claims Net Of Reinsurance Ceded One [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2013Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsOneYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	4,148,519
Non Life Claims Net Of Reinsurance Ceded One [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2013Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsTwoYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	4,158,528
Non Life Claims Net Of Reinsurance Ceded One [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2013Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsThreeYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	4,184,738
Non Life Claims Net Of Reinsurance Ceded One [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2013Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFourYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	4,165,035
Non Life Claims Net Of Reinsurance Ceded One [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2013Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFiveYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	4,189,183
Non Life Claims Net Of Reinsurance Ceded One [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2013Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsSixYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	4,193,407
Non Life Claims Net Of Reinsurance Ceded One [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2013Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsSevenYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	4,210,256
Non Life Claims Net Of Reinsurance Ceded One [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2013Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsEightYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	4,222,636
Non Life Claims Net Of Reinsurance Ceded One [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2014Member | NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	5,069,079
Non Life Claims Net Of Reinsurance Ceded One [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2014Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsOneYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	4,889,217
Non Life Claims Net Of Reinsurance Ceded One [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2014Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsTwoYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	4,902,783
Non Life Claims Net Of Reinsurance Ceded One [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2014Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsThreeYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	4,802,886
Non Life Claims Net Of Reinsurance Ceded One [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2014Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFourYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	4,781,938
Non Life Claims Net Of Reinsurance Ceded One [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2014Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFiveYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	4,775,574
Non Life Claims Net Of Reinsurance Ceded One [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2014Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsSixYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	4,774,017
Non Life Claims Net Of Reinsurance Ceded One [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2014Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsSevenYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	4,796,556
Non Life Claims Net Of Reinsurance Ceded One [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2015Member | NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	5,459,585
Non Life Claims Net Of Reinsurance Ceded One [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2015Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsOneYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	5,355,503
Non Life Claims Net Of Reinsurance Ceded One [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2015Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsTwoYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	5,302,462
Non Life Claims Net Of Reinsurance Ceded One [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2015Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsThreeYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	5,243,714
Non Life Claims Net Of Reinsurance Ceded One [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2015Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFourYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	5,242,728
Non Life Claims Net Of Reinsurance Ceded One [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2015Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFiveYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	5,226,434
Non Life Claims Net Of Reinsurance Ceded One [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2015Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsSixYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	5,242,573
Non Life Claims Net Of Reinsurance Ceded One [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2016Member | NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	5,453,855
Non Life Claims Net Of Reinsurance Ceded One [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2016Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsOneYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	5,287,974
Non Life Claims Net Of Reinsurance Ceded One [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2016Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsTwoYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	5,272,711
Non Life Claims Net Of Reinsurance Ceded One [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2016Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsThreeYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	5,263,080
Non Life Claims Net Of Reinsurance Ceded One [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2016Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFourYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	5,270,597
Non Life Claims Net Of Reinsurance Ceded One [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2016Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFiveYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	5,300,707
Non Life Claims Net Of Reinsurance Ceded One [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2017Member | NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	5,248,319
Non Life Claims Net Of Reinsurance Ceded One [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2017Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsOneYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	5,190,160
Non Life Claims Net Of Reinsurance Ceded One [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2017Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsTwoYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	5,218,931
Non Life Claims Net Of Reinsurance Ceded One [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2017Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsThreeYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	5,214,282
Non Life Claims Net Of Reinsurance Ceded One [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2017Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFourYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	5,238,992
Non Life Claims Net Of Reinsurance Ceded One [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2018Member | NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	4,848,787
Non Life Claims Net Of Reinsurance Ceded One [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2018Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsOneYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	4,802,426
Non Life Claims Net Of Reinsurance Ceded One [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2018Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsTwoYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	4,844,993
Non Life Claims Net Of Reinsurance Ceded One [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2018Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsThreeYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	4,867,761
Non Life Claims Net Of Reinsurance Ceded One [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2019Member | NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	4,768,287
Non Life Claims Net Of Reinsurance Ceded One [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2019Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsOneYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	4,317,355
Non Life Claims Net Of Reinsurance Ceded One [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2019Member | Life Insurance Claims Net Reinsurance Amount Estimated For The Claims Two Year After Notification [Member]
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	4,381,626
Non Life Claims Net Of Reinsurance Ceded One [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2020Member | NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	4,136,182
Non Life Claims Net Of Reinsurance Ceded One [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2020Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsOneYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	4,191,160
Non Life Claims Net Of Reinsurance Ceded One [Member] | Life Insurance Claims Net Reinsurance Year Claims Were Notified 2021 [Member] | NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	R$ 6,576,186